INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating loss carryforwards	$ 6,167,678	$ 6,040,683
Valuation allowance	1,295,212	1,270,643
Valuation allowance	1,295,212	1,270,643
Turnongreen Inc [Member]
Valuation allowance	$ 308,000	$ 149,000